BUSINESS COMBINATIONS - DragonWave HFCL India Private Limited (Details) - DragonWave HFCL India Private Limited - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Noncontrolling Interest
Ownership interest (as a percent)	50.10%	50.10%
Capital contribution from minority owner	$ 0	$ 164